Commitment and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Leases
We lease office facilities under operating lease agreements in the United States which have an initial term of twelve months or longer as of December 31, 2021. As of December 31, 2021, remaining lease terms vary from 2 to 7 years. For one lease we have the option to extend the lease term for a period of two years and for another lease we have the option to extend the lease term for a period of three years. The renewal option is not considered in the remaining lease term as we are not reasonably certain that we will exercise such option.
The components of lease expense were as follows:

	Year Ended December 31,
	2021	2020	2019
Operating lease cost	$2,435	$3,267	$3,723
Variable lease costs	97	49	176
Total lease costs	$2,532	$3,316	$3,899
Other information related to leases was as follows:

	As of December 31,
	2021	2020	2019
Lease Term and Discount Rate
Weighted average remaining lease term (in years)	5.7	6.6	7.0
Weighted average discount rate	7.0%	7.1%	7.2%
When recording the present value of lease liabilities, a discount rate is required. We have concluded that the rates implicit in the various operating lease agreements are not readily determinable. As a result, we instead used our incremental borrowing rate, which is calculated based on hypothetical borrowings to fund each respective lease over the lease term, as of the lease commencement date, assuming that borrowings are secured by the various leased properties. The incremental borrowing rates are determined based on an assessment of our implied credit rating, using ratings scales from reputable rating agencies that consider a number of qualitative and quantitative factors. Market rates are derived as of the lease commencement dates with reference to companies with the same debt rating that operate in a similar industry.
As of December 31, 2021, maturities of lease liabilities were as follows:

Year Ending December 31:	Operating Leases
2022	$1,806
2023	1,842
2024	1,733
2025	1,678
2026	1,597
Thereafter	1,386
Total lease payments	$10,042
Less: Imputed interest	(1,835)
Total lease liabilities	$8,207
As of December 31, 2021, we have one lease that will commence in 2022.
Supplemental cash flow information related to leases is included in Note 16, Supplemental Cash Flow Information.
Contingencies
From time to time, we may be involved in disputes or regulatory inquiries, which arise in the ordinary course of business. When we determine that a loss is both probable and reasonably estimable, a liability is recorded and disclosed if the amount is material to us in aggregate. When a material loss contingency is reasonably possible, we do not record a liability, but instead disclose the nature and the amount of the claim and an estimate of the loss or range of loss, if such an estimate can reasonably be made. While it is not feasible to predict or determine the ultimate outcome of these matters, the Company believes that none of its current legal proceedings will have a material adverse effect on its financial position or results of operations and no corresponding liability has been recorded for any periods presented.